Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2025
Registrant Name	dei_EntityRegistrantName	Morgan Stanley U.S. Government Money Market Trust
Central Index Key	dei_EntityCentralIndexKey	0000356409
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 29, 2025
Document Effective Date	dei_DocumentEffectiveDate	May 29, 2025
Prospectus Date	rr_ProspectusDate	May 29, 2025